UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388

The Value Line Emerging Opportunities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2005

Date of reporting period: June 30,2005
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

Item 1: Schedule of Investments.

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)
                      ADVERTISING (0.5%)
               32,850 Harte-Hanks, Inc.                                        $       976,631
               23,500 R.H. Donnelley Corp.*                                          1,456,530
                                                                               ---------------
                                                                                     2,433,161
                      AEROSPACE/DEFENSE (2.8%)
               18,700 Armor Holdings, Inc.*                                            740,707
               44,400 Aviall, Inc.*                                                  1,402,596
               28,700 DRS Technologies, Inc.                                         1,471,736
               40,000 EDO Corp.                                                      1,196,400
               21,862 Engineered Support Systems, Inc.                                 783,315
               36,900 Esterline Technologies Corp.*                                  1,478,952
               44,100 Innovative Solutions & Support, Inc.*                          1,480,437
               34,725 Moog, Inc. Class "A"*                                          1,093,490
               12,400 Precision Castparts Corp.                                        965,960
               46,200 Teledyne Technologies, Inc.*                                   1,505,196
                8,700 United Industrial Corp.                                          310,938
                                                                               ---------------
                                                                                    12,429,727
                      AIR TRANSPORT (0.3%)
               16,200 UTI Worldwide, Inc.                                            1,127,844

                      APPAREL (1.1%)
               14,300 Carter's, Inc.*                                                  834,834
               40,000 Jos. A. Bank Clothiers, Inc.*                                  1,732,000
               12,300 Oxford Industries, Inc.                                          529,515
               50,000 Phillips-Van Heusen Corp.                                      1,634,500
                                                                               ---------------
                                                                                     4,730,849
                      AUTO & TRUCK (0.3%)
               15,000 Oshkosh Truck Corp.                                            1,174,200

                      AUTO PARTS (0.4%)
               16,600 Autoliv, Inc.                                                    727,080
               23,500 BorgWarner, Inc.                                               1,261,245
                                                                               ---------------
                                                                                     1,988,325
                      BANK (3.9%)
                9,300 Alabama National BanCorporation                                  607,941
               28,400 BancorpSouth, Inc.                                               670,240
               20,500 Bank of Hawaii Corp.                                           1,040,375
               13,000 Cathay General Bancorp                                           438,230
               18,000 City National Corp.                                            1,290,780
                4,000 Colonial BancGroup, Inc. (The)                                    88,240
               17,300 Cullen/Frost Bankers, Inc.                                       824,345
                9,500 First Community Bancorp                                          451,250
               47,578 Fulton Financial Corp.                                           856,395
               54,800 Hanmi Financial Corp.                                            915,160
                8,200 MAF Bancorp, Inc.                                                349,566
               17,350 MB Financial, Inc.*                                              691,051
               14,100 NBT Bancorp, Inc.                                                333,324
               25,000 Pacific Capital Bancorp                                          927,000
               41,800 PrivateBancorp, Inc.                                           1,478,884
               53,492 Republic Bancorp, Inc.                                           801,310
               12,300 S&T Bancorp, Inc.                                                444,030
               29,000 SVB Financial Group*                                           1,389,100
               15,800 TrustCo Bank Corp NY                                             206,348
               40,400 UCBH Holdings, Inc.                                              656,096

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
Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)
               33,200 Umpqua Holdings Corp.                                            781,528
               20,649 Valley National Bancorp                                          482,781
                9,000 Washington Trust Bancorp, Inc.                                   249,030
               14,400 Westamerica Bancorporation                                       760,464
               17,400 Whitney Holding Corp.                                            567,762
               10,700 Wilshire Bancorp, Inc.                                           153,331
                                                                               ---------------
                                                                                    17,454,561
                      BANK - MIDWEST (1.0%)
               13,500 Associated Banc-Corp                                             454,410
               20,800 Bank of the Ozarks, Inc.                                         683,072
                8,553 BOK Financial Corp.                                              394,464
               12,375 Commerce Bancshares, Inc.                                        623,824
                7,916 First Financial Bankshares, Inc.                                 267,877
               22,950 First Midwest Bancorp, Inc.                                      807,152
               15,218 Glacier Bancorp, Inc.                                            397,646
               11,000 Hancock Holding Co.                                              378,400
                5,000 IBERIABANK Corp.                                                 308,050
                                                                               ---------------
                                                                                     4,314,895

                      BEVERAGE - ALCOHOLIC (0.3%)
               36,750 Central European Distribution Corp.*                           1,371,877

                      BEVERAGE - SOFT DRINK (0.5%)
               24,000 Hansen Natural Corp.*                                          2,033,280

                      BIOTECHNOLOGY (0.6%)
               31,000 Techne Corp.*                                                  1,423,210
               30,100 United Therapeutics Corp.*                                     1,450,820
                                                                               ---------------
                                                                                     2,874,030
                      BUILDING MATERIALS (1.5%)
                5,900 Drew Industries, Inc.*                                           267,860
               29,000 Genlyte Group, Inc. (The) *                                    1,413,460
                8,100 Jacobs Engineering Group, Inc.*                                  455,706
               33,300 NCI Building Systems, Inc.*                                    1,092,240
               27,200 Simpson Manufacturing Company, Inc.                              830,960
               29,000 Washington Group International, Inc.*                          1,482,480
               32,100 Watsco, Inc.                                                   1,367,460
                                                                               ---------------
                                                                                     6,910,166

                      CANADIAN ENERGY (0.2%)
               17,500 Suncor Energy, Inc.                                              828,100

                      CEMENT & AGGREGATES (0.7%)
               12,350 Ceradyne, Inc.*                                                  297,264
               16,900 Eagle Materials, Inc.                                          1,564,771
               18,200 Florida Rock Industries, Inc.                                  1,334,970
                                                                               ---------------
                                                                                     3,197,005

                      CHEMICAL - DIVERSIFIED (0.4%)
               22,800 Albemarle Corp.                                                  831,516
               36,200 Brady Corp. Class "A"                                          1,122,200
                                                                               ---------------
                                                                                     1,953,716
                      CHEMICAL - SPECIALITY (0.6%)
               35,700 Airgas, Inc.                                                     880,719
               12,400 Ecolab, Inc.                                                     401,264
               13,800 Minerals Technologies, Inc.                                      850,080
                8,000 Praxair, Inc.                                                    372,800
                                                                               ---------------
                                                                                     2,504,863
                      COAL (0.6%)
               36,600 Joy Global, Inc.                                               1,229,394
               26,000 Peabody Energy Corp.                                           1,353,040
                                                                               ---------------
                                                                                     2,582,434

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
Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

                      COMPUTER & PERIPHERALS (0.4%)
               38,400 MICROS Systems, Inc.*                                          1,718,400

                      COMPUTER SOFTWARE & SERVICES (3.2%)
               18,000 Aladdin Knowledge Systems*                                       369,720
               38,700 ANSYS, Inc.*                                                   1,374,237
               21,200 Anteon International Corp.*                                      967,144
                6,600 CACI International, Inc. Class "A"*                              416,856
               27,600 Cognizant Technology Solutions Corp. Class "A"*                1,300,788
               33,500 Equinix, Inc.*                                                 1,451,890
               47,800 Euronet Worldwide, Inc.*                                       1,389,546
               28,200 Hyperion Solutions Corp.*                                      1,134,768
               28,500 Intergraph Corp.*                                                982,110
               20,000 Macromedia, Inc.*                                                764,400
               33,700 Progress Software Corp.*                                       1,016,055
               41,000 SRA International, Inc. Class "A"*                             1,423,520
               33,150 SS&C Technologies, Inc.                                        1,050,192
               16,000 Trident Microsystems, Inc.*                                      363,040
                9,500 Verint Systems, Inc.*                                            305,520
                                                                               ---------------
                                                                                    14,309,786
                      DIVERSIFIED COMPANIES (2.1%)
               34,800 AMETEK, Inc.                                                   1,456,380
               23,000 Brink's Co. (The)                                                828,000
               35,200 Chemed Corp.                                                   1,438,976
               22,900 EnPro Industries, Inc.*                                          661,123
               14,500 ESCO Technologies, Inc.*                                       1,461,600
               38,500 Griffon Corp.*                                                   854,700
               24,100 Matthews International Corp. Class "A"                           938,936
               21,400 Pentair, Inc.                                                    916,134
               22,700 Taubman Centers, Inc.                                            773,843
                                                                               ---------------
                                                                                     9,329,692
                      DRUG (1.5%)
               50,400 Bone Care International, Inc.*                                 1,661,688
                5,000 Celgene Corp.*                                                   203,850
               22,200 Covance, Inc.*                                                   996,114
               58,000 Encysive Pharmaceuticals, Inc.*                                  626,980
               45,925 Immucor, Inc.*                                                 1,329,529
               12,000 Kos Pharmaceuticals, Inc.*                                       786,000
               25,500 USANA Health Sciences, Inc.*                                   1,078,650
                                                                               ---------------
                                                                                     6,682,811
                      E-COMMERCE (0.3%)
               45,000 DiamondCluster International, Inc.*                              508,500
               20,000 Websense, Inc.*                                                  961,000
                                                                               ---------------
                                                                                     1,469,500
                      EDUCATIONAL SERVICES (0.4%)
               38,800 Bright Horizons Family Solutions, Inc.*                        1,579,936
                9,200 Education Management Corp.*                                      310,316
                                                                               ---------------
                                                                                     1,890,252
                      ELECTRICAL EQUIPMENT (1.5%)
               30,800 FLIR Systems, Inc.*                                              919,072
               10,400 Harman International Industries, Inc.                            846,144
               31,600 Spectrum Brands, Inc.*                                         1,042,800
               42,000 Thomas & Betts Corp.*                                          1,186,080
               34,300 Trimble Navigation Ltd.*                                       1,336,671
               39,900 WESCO International, Inc.*                                     1,252,062
                                                                               ---------------
                                                                                     6,582,829

                      ELECTRICAL UTILITY - CENTRAL (0.3%)
               25,000 WPS Resources Corp.                                            1,406,250

                      ELECTRICAL UTILITY - WEST (0.1%)
                9,000 Black Hills Corp.                                                331,650

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)
                      ELECTRONICS (0.5%)
               16,000 Amphenol Corp. Class "A"                                         642,720
               12,400 Diodes, Inc.*                                                    386,880
               25,000 Intermagnetics General Corp.*                                    769,000
               38,000 Paxar Corp.*                                                     674,500
                                                                               ---------------
                                                                                     2,473,100

                      ENTERTAINMENT (0.4%)
               18,000 Central European Media Enterprises Ltd. Class "A"*               870,840
               29,000 RC2 Corp.*                                                     1,089,530
                                                                               ---------------
                                                                                     1,960,370

                      ENTERTAINMENT TECHNOLOGY (0.4%)
                7,100 Avid Technology, Inc.*                                           378,288
               47,600 Scientific Games Corp. Class "A"*                              1,281,868
                                                                               ---------------
                                                                                     1,660,156

                      ENVIRONMENTAL (0.5%)
               15,000 Republic Services, Inc.                                          540,150
               45,000 Waste Connections, Inc.*                                       1,678,050
                                                                               ---------------
                                                                                     2,218,200
                      FINANCIAL SERVICES - DIVERSIFIED (2 0%)
               22,000 Affiliated Managers Group, Inc.*                               1,503,260
               16,900 Commerce Group, Inc. (The)                                     1,049,659
               41,400 CompuCredit Corp.*                                             1,419,192
               26,900 Financial Federal Corp.                                        1,039,416
               20,000 Global Payments, Inc.                                          1,356,000
               12,600 IndyMac Bancorp, Inc.                                            513,198
               25,600 ProAssurance Corp.*                                            1,069,056
                7,600 Triad Guaranty, Inc.*                                            382,964
               14,400 Wintrust Financial Corp.                                         753,840
                                                                               ---------------
                                                                                     9,086,585
                      FOOD PROCESSING (1.1%)
               18,000 Bunge Ltd.                                                     1,141,200
               11,850 Dean Foods Co.*                                                  417,594
               41,000 Flowers Foods, Inc.                                            1,449,760
               16,000 Fresh Del Monte Produce, Inc.                                    430,720
                7,400 Smucker (J.M.) Co. (The)                                         347,356
                2,370 TreeHouse Foods, Inc.*                                            67,569
               30,600 United Natural Foods, Inc.*                                      929,322
                                                                               ---------------
                                                                                     4,783,521
                      FURNITURE/HOME FURNISHINGS (0.2%)
               11,700 HNI Corp.                                                        598,455
               20,000 Tempur-Pedic International, Inc.*                                443,600
                                                                               ---------------
                                                                                     1,042,055

                      HEALTHCARE INFORMATION SYSTEMS (0.4%)
               01,000 Allscripts Heathcare Solutions, Inc.                  1        1,677,610

                      HOME APPLIANCE (0.3%)
               31,400 Toro Co. (The)                                                 1,212,354

                      HOTEL/GAMING (2.4%)
               49,000 Ameristar Casinos, Inc.                                        1,278,410
               27,000 Boyd Gaming Corp.                                              1,380,510
               21,800 Choice Hotels International, Inc.                              1,432,260
               34,000 Gaylord Entertainment Co.                                      1,580,660
               16,900 Kerzner International Ltd.*                                      962,455
               43,000 Penn National Gaming, Inc.*                                    1,569,500
               17,800 Station Casinos, Inc.                                          1,181,920
               42,800 WMS Industries, Inc.*                                          1,444,500
                                                                               ---------------
                                                                                    10,830,215

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

                      HOUSEHOLD PRODUCTS (0.9%)
               37,400 Church & Dwight Company, Inc.                                  1,353,880
                9,600 Energizer Holdings, Inc.*                                        596,832
               12,200 Scotts Miracle-Gro Co. (The) Class "A"*                          868,762
               31,200 Yankee Candle Company, Inc. (The)                              1,001,520
                                                                               ---------------
                                                                                     3,820,994
                      HUMAN RESOURCES (0.4%)
               50,200 Korn/Ferry International*                                        891,050
                7,000 Labor Ready, Inc.*                                               163,170
               41,600 Resources Connection, Inc.*                                      966,368
                                                                               ---------------
                                                                                     2,020,588

                      INDUSTRIAL SERVICES (1.9%)
               45,100 Aaron Rents, Inc.                                              1,122,539
                9,800 C.H. Robinson Worldwide, Inc.                                    570,360
               18,500 Catalina Marketing Corp.                                         470,085
                4,000 Copart, Inc.                                                      95,200
               26,100 CRA International, Inc.*                                       1,405,485
               14,700 Expeditors International of Washington, Inc.                     732,207
               56,400 HealthExtras, Inc.*                                            1,131,948
               48,500 Navigant Consulting, Inc.*                                       856,510
               53,100 Rollins, Inc.                                                  1,064,124
               23,000 UNOVA, Inc.*                                                     612,490
               13,300 URS Corp.*                                                       496,755
                                                                               ---------------
                                                                                     8,557,703

                      INFORMATION SERVICES (0.7%)
               18,000 Alliance Data Systems Corp.*                                     730,080
                8,300 Arbitron, Inc.                                                   356,070
               15,000 Corporate Executive Board Co. (The)                            1,174,950
               25,050 FactSet Research Systems, Inc.                                   897,792
                                                                               ---------------
                                                                                     3,158,892

                      INSURANCE - LIFE (0.2%)
               18,600 Delphi Financial Group, Inc. Class "A"                           821,190

                      INSURANCE PROPERTY/CASUALTY- (2.6%)
               11,500 Arch Capital Group Ltd.*                                         518,075
               22,050 Berkley Corp. (W. R.)                                            786,744
               24,000 Endurance Specialty Holdings Ltd.                                907,680
                4,300 Everest Re Group, Ltd.                                           399,900
               18,661 Fidelity National Financial, Inc.                                666,011
               18,900 HCC Insurance Holdings, Inc.                                     715,743
                6,700 IPC Holdings Ltd.                                                265,454
               14,700 Mercury General Corp.                                            801,444
                7,200 Midland Co. (The)                                                253,368
               26,100 Odyssey Re Holdings Corp.                                        644,148
               17,700 Philadelphia Consolidated Holding Corp.*                       1,500,252
               23,500 RLI Corp.                                                      1,048,100
               27,700 Selective Insurance Group, Inc.                                1,372,535
                3,900 State Auto Financial Corp.                                       121,056
               25,400 Zenith National Insurance Corp.                                1,723,644
                                                                               ---------------
                                                                                    11,724,154

                      INTERNET (0.5%)
               34,500 CryptoLogic, Inc.                                              1,035,345
               22,000 F5 Networks, Inc. *                                            1,039,170
               15,000 Opsware, Inc.*                                                    76,800
               13,000 ValueClick, Inc.*                                                160,290
                                                                               ---------------
                                                                                     2,311,605

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

                      MACHINERY (2.4%)
               29,000 Actuant Corp. Class "A"*                                       1,390,260
               34,500 Applied Industrial Technologies, Inc.                          1,114,005
               14,000 Donaldson Company, Inc.                                          424,620
               34,100 Gardner Denver, Inc.*                                          1,196,228
               24,850 Graco, Inc.                                                      846,639
               33,200 IDEX Corp.                                                     1,281,852
               31,100 JLG Industries, Inc.                                             854,628
               10,300 Middleby Corp. (The)                                             544,458
               24,900 MSC Industrial Direct Co.                                        840,375
               13,600 Roper Industries, Inc.                                           970,632
               39,500 Watts Water Technologies, Inc. Class "A"                       1,322,855
                                                                               ---------------
                                                                                    10,786,552

                      MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.4%)
               20,400 Thor Industries, Inc.                                            641,172
               29,400 Winnebago Industries, Inc.                                       962,850
                                                                               ---------------
                                                                                     1,604,022

                      MARITIME (0.8%)
               34,500 Kirby Corp.*                                                   1,555,950
               21,400 Knightsbridge Tanks, Ltd.                                        812,344
               71,000 OMI Corp.                                                      1,349,710
                                                                               ---------------
                                                                                     3,718,004

                      MEDICAL SERVICES (5.9%)
               40,600 Amedisys, Inc.*                                                1,493,268
               37,800 American Healthways, Inc.*                                     1,597,806
               62,200 American Medical Systems Holdings, Inc.*                       1,284,430
                8,000 AMERIGROUP Corp.*                                                321,600
               37,200 Centene Corp.                                                  1,249,176
               10,800 Coventry Health Care, Inc.*                                      764,100
               19,050 DaVita, Inc.*                                                    866,394
               30,200 Genesis HealthCare Corp.*                                      1,397,656
               10,300 Gentiva Health Services, Inc.*                                   183,958
               32,500 Haemonetics Corp.*                                             1,320,800
               38,000 Kindred Healthcare, Inc.*                                      1,505,180
               29,700 LabOne, Inc.*                                                  1,182,357
               44,600 Matria Healthcare, Inc.*                                       1,437,458
               13,000 Molina Healthcare, Inc.*                                         575,380
               31,000 Psychiatric Solutions, Inc.*                                   1,510,010
               31,100 Renal Care Group, Inc.*                                        1,433,710
               27,800 SFBC International, Inc.*                                      1,073,914
               20,600 Sierra Health Services, Inc.*                                  1,472,076
               23,000 Sunrise Senior Living, Inc.*                                   1,241,540
               29,200 United Surgical Partners International, Inc.*                  1,520,736
               57,400 VCA Antech, Inc.*                                              1,391,950
               20,700 Ventiv Health, Inc.*                                             399,096
               13,400 WellChoice, Inc.*                                                930,898
                7,894 WellPoint Health Networks, Inc.*                                 549,738
                                                                               ---------------
                                                                                    26,703,231
                      MEDICAL SUPPLIES (5.3%)
               25,600 Advanced Medical Optics, Inc.*                                 1,017,600
               41,400 ArthroCare Corp.*                                              1,446,516
               12,600 Bard (C.R.), Inc.                                                838,026
               10,368 Charles River Laboratories International, Inc.*                  500,256
               16,500 Dade Behring Holdings, Inc.                                    1,072,665
                5,500 DENTSPLY International, Inc.                                     297,000
               51,000 DJ Orthopedics, Inc.                                           1,398,930
                9,700 Edwards Lifesciences Corp.*                                      417,294
               12,300 Fisher Scientific International, Inc.                            798,270
               36,800 Hologic, Inc.*                                                 1,462,800
               27,400 Intuitive Surgical, Inc.                                       1,277,936

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

                7,000 Kinetic Concepts, Inc.*                                          420,000
               13,000 Kyphon, Inc.                                                     452,270
               41,600 LCA-Vision, Inc.                                               2,015,936
               33,500 Mentor Corp.                                                   1,389,580
               45,000 Owens & Minor, Inc.                                            1,455,750
               49,600 Palomar Medical Technologies, Inc.*                            1,186,432
               23,600 PolyMedica Corp.                                                 841,576
               21,500 ResMed, Inc.*                                                  1,418,785
               37,800 Respironics, Inc.*                                             1,364,958
               40,000 Sybron Dental Specialties, Inc.*                               1,504,800
               35,800 Ventana Medical Systems, Inc.                                  1,440,234
                                                                               ---------------
                                                                                    24,017,614

                      METAL FABRICATING (0.4%)
               56,000 Chicago Bridge & Iron Co. N.V                                  1,280,160
               11,000 Harsco Corp.                                                     600,050
                                                                               ---------------
                                                                                     1,880,210

                      METALS & MINING DIVERSIFIED (0.4%)
               56,400 Aleris International, Inc.*                                    1,271,820
               31,000 Allegheny Technologies, Inc.                                     683,860
                                                                               ---------------
                                                                                     1,955,680

                      NATURAL GAS - DISTRIBUTION (1.5%)
               37,200 AGL Resources, Inc.                                            1,437,780
               32,000 Northwest Natural Gas Co.                                      1,223,680
               19,100 South Jersey Industries, Inc.                                  1,167,392
               49,000 Southern Union Co.                                             1,202,950
               57,700 UGI Corp.                                                      1,609,830
                                                                               ---------------
                                                                                     6,641,632
                      NATURAL GAS - DIVERSIFIED (1.4%)
               40,000 Energen Corp.                                                  1,402,000
               13,700 Equitable Resources, Inc.                                        931,600
               10,900 Penn Virginia Corp.                                              486,903
               50,000 Southwestern Energy Co.*                                       2,349,000
               27,776 XTO Energy, Inc.                                                 944,106
                                                                               ---------------
                                                                                     6,113,609

                      NEWSPAPER (0.2%)
               14,700 Lee Enterprises, Inc.                                            589,323
                2,400 McClatchy Co. Class "A"                                          157,056
                                                                               ---------------
                                                                                       746,379

                      OFFICE EQUIPMENT & SUPPLIES (0.1%)
               18,000 Staples, Inc.                                                    383,760

                      OILFIELD SERVICES/EQUIPMENT (1.1%)
               22,200 Cal Dive International, Inc.*                                  1,162,614
                7,200 CARBO Ceramics, Inc.                                             568,512
               23,400 FMC Technologies, Inc.*                                          748,098
               19,200 Hydril, Co.*                                                   1,043,520
               54,700 Oil States International, Inc.*                                1,376,799
                                                                               ---------------
                                                                                     4,899,543
                      PACKAGING & CONTAINER (1.3%)
               25,800 AptarGroup, Inc.                                               1,310,640
               18,600 Ball Corp.                                                       668,856
               49,200 CLARCOR, Inc.                                                  1,439,100
               28,400 Jarden Corp.*                                                  1,531,328
               16,900 Silgan Holdings, Inc.                                            950,456
                                                                               ---------------
                                                                                     5,900,380

                      PETROLEUM - INTEGRATED (1.5%)
               37,200 Denbury Resources, Inc.*                                       1,479,444

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

               82,400 Frontier Oil Corp.                                             2,418,440
               14,300 Giant Industries, Inc.*                                          514,800
               10,000 Holly Corp.                                                      466,700
               14,000 Murphy Oil Corp.                                                 731,220
               17,000 Premcor, Inc.                                                  1,261,060
                                                                               ---------------
                                                                                     6,871,664
                      PETROLEUM - PRODUCING (1.4%)
               46,000 Chesapeake Energy Corp.                                        1,048,800
               25,600 Cimarex Energy Co.*                                              996,096
               36,000 Comstock Resources, Inc.*                                        910,440
                6,000 Encore Acquisition Co.*                                          246,000
               53,800 Range Resources Corp.                                          1,447,220
               17,000 St. Mary Land & Exploration Co.                                  492,660
               42,600 Ultra Petroleum Corp.*                                         1,293,336
                                                                               ---------------
                                                                                     6,434,552

                      PHARMACY SERVICES (0.1%)
               12,577 Caremark Rx, Inc.*                                               559,928

                      POWER INDUSTRY (0.1%)
               15,000 Headwaters, Inc.*                                                515,700

                      PRECISION INSTRUMENT (0.2%)
               29,700 MTS Systems Corp.                                                997,326

                      PUBLISHING (0.5%)
               23,000 Banta Corp.                                                    1,043,280
               30,600 John Wiley & Sons, Inc. Class "A"                              1,215,738
                                                                               ---------------
                                                                                     2,259,018
                      R.E.I.T. (1.1%)
               27,200 American Home Mortgage Investment Corp.                          950,912
               15,000 CBL & Associates Properties, Inc.                                646,050
               12,000 Corrections Corp. of America*                                    471,000
                3,400 Developers Diversified Realty Corp.                              156,264
                5,000 iStar Financial, Inc.                                            207,950
               14,000 LaSalle Hotel Properties                                         459,340
               11,600 Pan Pacific Retail Properties, Inc.                              770,008
               11,000 Pennsylvania Real Estate Investment Trust                        522,500
               12,500 ProLogis                                                         503,000
                8,000 Weingarten Realty Investors                                      313,760
                                                                               ---------------
                                                                                     5,000,784
                      RAILROAD (0.7%)
               10,000 Florida East Coast Industries, Inc.                              433,000
               40,200 Genesee & Wyoming, Inc. Class "A"*                             1,093,842
                5,000 Greenbrier Companies, Inc.(The)                                  135,500
               69,000 Kansas City Southern*                                          1,392,420
                                                                               ---------------
                                                                                     3,054,762


                      RECREATION (0.6%)
               42,950 SCP Pool Corp.                                                 1,507,116
               41,700 Shuffle Master, Inc.*                                          1,168,851
                                                                               ---------------
                                                                                     2,675,967

                      RESTAURANT (2.7%)
               38,325 Applebee's International, Inc.                                 1,015,229
               28,400 Cheesecake Factory, Inc. (The)*                                  986,332
               86,000 CKE Restaurants, Inc.                                          1,197,120
               20,200 IHOP Corp.                                                       876,478
               35,700 Jack in the Box, Inc.*                                         1,353,744
               23,800 P.F. Chang's China Bistro, Inc.*                               1,403,724
               25,000 Panera Bread Co. Class "A"*                                    1,552,125
               33,100 RARE Hospitality International, Inc.*                          1,008,557

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

               24,300 Red Robin Gourmet Burgers, Inc.*                               1,506,114
               43,125 Sonic Corp.*                                                   1,316,606
                                                                               ---------------
                                                                                    12,216,029
                      RETAIL AUTOMOTIVE (0.4%)
                5,000 Advance Auto Parts, Inc.*                                        322,750
               10,000 Nautilus, Inc.                                                   285,000
               45,400 O'Reilly Automotive, Inc.*                                     1,353,374
                                                                               ---------------
                                                                                     1,961,124

                      RETAIL BUILDING SUPPLY (1.0%)
               30,400 Building Materials Holding Corp.                               2,106,416
                4,700 Fastenal Co.                                                     287,922
               26,100 Hughes Supply, Inc.                                              733,410
               32,200 Tractor Supply Co.*                                            1,581,020
                                                                               ---------------
                                                                                     4,708,768

                      RETAIL - SPECIAL LINES (6.2%)
               38,500 Aeropostale, Inc.*                                             1,293,600
               38,000 American Eagle Outfitters, Inc.                                1,164,700
               16,000 Barnes & Noble, Inc.*                                            620,800
               59,250 bebe stores, Inc.                                              1,568,347
               39,300 Burlington Coat Factory Warehouse Corp.                        1,675,752
               61,200 Cato Corp. (The) Class "A"                                     1,263,780
               31,400 Central Garden & Pet Co.*                                      1,542,368
               33,400 Chico's FAS, Inc.*                                             1,144,952
               30,400 Claire's Stores, Inc.                                            731,120
               36,000 Coach, Inc.*                                                   1,208,520
               59,000 Coldwater Creek, Inc.*                                         1,469,690
               38,200 Dick's Sporting Goods, Inc.*                                   1,474,138
               62,700 Finish Line, Inc. (The) Class "A"                              1,186,284
               10,000 GameStop Corp. Class "A"*                                        327,100
               17,800 Guitar Center, Inc.*                                           1,038,986
               42,375 Hibbett Sporting Goods, Inc.*                                  1,603,470
                5,000 MarineMax, Inc.*                                                 156,250
               47,700 Men's Wearhouse, Inc. (The)*                                   1,642,311
               16,000 Michaels Stores, Inc.                                            661,920
               28,300 Pantry, Inc.(The)*                                             1,096,059
               22,300 PETCO Animal Supplies, Inc.*                                     653,836
               70,000 Quiksilver, Inc.*                                              1,118,600
               11,600 Ross Stores, Inc.                                                335,356
                9,000 TJX Companies, Inc. (The)                                        219,150
               26,800 Urban Outfitters, Inc.*                                        1,519,292
               43,200 Zale Corp.*                                                    1,369,008
                                                                               ---------------
                                                                                    28,085,389
                      SECURITIES BROKERAGE (0.1%)
                5,000 Bear Stearns Companies, Inc. (The)                               519,700

                      SEMICONDUCTOR (0.2%)
               31,300 Tessera Technologies, Inc.*                                    1,045,733

                      SHOE (1.2%)
               40,300 Genesco, Inc.*                                                 1,494,727
               41,600 K-Swiss, Inc.                                                  1,345,344
               32,400 Timberland Co. (The) Class "A"*                                1,254,528
               59,750 Wolverine World Wide, Inc.                                     1,434,597
                                                                               ---------------
                                                                                     5,529,196
                      STEEL - GENERAL (0.2%)
               17,300 Quanex Corp.                                                     917,073

                      TELECOMMUNCIATION SERVICES (0.6%)
               19,400 NII Holdings, Inc.*                                            1,240,436
               73,000 Witness System, Inc.*                                          1,330,790
                                                                               ---------------
                                                                                     2,571,226

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

                      TELECOMMUNICATIONS EQUIPMENT (0.5%)
               26,000 AudioCodes, Ltd.*                                                258,700
               43,050 ComTech Telecommunications*                                    1,404,722
               34,000 Ixia*                                                            660,960
                                                                               ---------------
                                                                                     2,324,382

                      THRIFT (2.4%)
               21,300 Anchor BanCorp Wisconsin, Inc.                                   644,538
               48,700 BankAtlantic Bancorp, Inc. Class "A"                             922,865
               51,200 Brookline Bancorp, Inc.                                          832,512
                8,000 Commercial Capital Bancorp, Inc.                                 133,680
               12,600 Downey Financial Corp.                                           922,320
                9,100 Fidelity Bankshares, Inc.                                        241,332
               24,900 First Republic Bank                                              879,717
               15,800 FirstFed Financial Corp.*                                        941,838
               16,500 Harbor Florida Bancshares, Inc.                                  617,760
               47,449 Hudson City Bancorp, Inc.                                        541,391
               26,300 PFF Bancorp, Inc.                                                796,627
               17,144 Sterling Financial Corp.                                         641,186
               37,870 Washington Federal, Inc.                                         890,702
               21,900 Westcorp                                                       1,147,998
                9,900 WSFS Financial Corp.                                             541,629
                                                                               ---------------
                                                                                    10,696,095
                      TIRE & RUBBER (0.3%)
               19,200 Carlisle Companies, Inc.                                       1,317,696

                      TOILETRIES/COSMETICS (0.3%)
               31,700 Chattem, Inc.*                                                 1,312,380

                      TRUCKING (1.9%)
               35,000 Dollar Thrifty Automotive Group, Inc.*                         1,329,300
               27,900 Forward Air Corp.                                                788,733
               46,000 Heartland Express, Inc.                                          893,780
                7,400 Hub Group, Inc.*                                                 185,370
               46,000 Hunt (J.B.) Transport Services, Inc.                             887,800
               39,650 Knight Transportation, Inc.                                      964,685
               29,400 Landstar System, Inc.                                            885,528
               18,200 Overnite Corp.                                                   782,236
               55,750 Werner Enterprises, Inc.                                       1,094,930
               18,600 Yellow Roadway Corp.*                                            944,880
                                                                               ---------------
                                                                                     8,757,242

                      WATER UTILITY (0.3%)
               51,200 Aqua America, Inc.                                             1,522,688

                      WIRELESS NETWORKING (1.4%)
              109,000 Alamosa Holdings, Inc.                                         1,515,100
               23,000 Itron, Inc.*                                                   1,027,640
               16,900 SpectraSite, Inc.*                                             1,257,867
               62,100 Telesystem International Wireless, Inc.*                         970,002
              184,000 UbiquiTel, Inc.*                                               1,501,440
                                                                               ---------------
                                                                                     6,272,049
                                                                               ---------------


TOTAL COMMON STOCKS AND TOTAL INVESTMENT
  SECURITIES (88.0%)
  (Cost $299,831,266)                                                          $   396,466,582
                                                                               ---------------

Value Line Emerging Opportunities Fund, Inc.
Schedule of Investments (unaudited)                                             June 30, 2005
----------------------------------------------------------------------------------------------

Shares                                                                          Value
----------------------------------------------------------------------------------------------
                      COMMON STOCKS (88.0%)

Short-Term Investments - (11.8%)
U.S. Government Agency Obligations - (3.3%)
  $        15,000,000 Federal Home Loan Bank 3.02%, discount not due 7/5/05         14,994,967


REPURCHASE AGREEMENTS** (8.5%)
  (including accrued interest)
           19,000,000 Collateralized by $18,065,000 U.S. Treasury Notes
                      6.125%, due 8/15/07, with a value of $19,764,769
                      (with Morgan Stanley, 2.80%, dated 6/30/05,
                      due 7/1/05 , deliver value $19,001,478)                       19,001,478
           19,500,000 Collateralized by $17,410,000 U.S. Treasury Bonds
                      6.25%, due 11/15/28, with a value of $20,113,991
                      (with UBS Warburg LLC, 2.75%, dated 6/30/05,
                      due 7/1/05, deliver value $19,501,490)                        19,501,490
                                                                               ---------------

                       TOTAL REPURCHASE
                         AGREEMENTS (Cost $38,502,968)                              38,502,968
                                                                               ---------------

Total Short-Term Investments
  (Cost $53,497,935)                                                                53,497,935

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.2%)                                                         961,013
                                                                               ---------------

NET ASSETS (100.0%)                                                            $   450,925,530
                                                                               ---------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($450,925,530 / 16,914,882
  shares outstanding)                                                          $         26.66
                                                                               ---------------

* Non-income producing
**The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/(depreciation) as of June 30, 2005 was as follows:

                                                                                     Total Net
                                                                                    Unrealized
     Total Cost            Appreciation                 Depreciation              Appreciation
----------------------------------------------------------------------------------------------
    $ 353,329,201           $99,248,175                  $(2,612,859)              $96,635,316
----------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: August 29, 2005